ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable and Allowance for Doubtful Accounts [Abstract]
Accounts receivable	$ 394,080	$ 370,977
Allowance for credit losses	(5,772)	(7,978)	$ (4,083)
Accounts receivables, net	388,308	362,999
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance as of the beginning of the year	7,978	4,083	2,400
Provision for credit losses	(975)	5,155	3,256
Write-off of accounts receivable	(998)	(1,415)	(1,537)
Exchange differences	(233)	155	(36)
Balance as of the end of the year	$ 5,772	$ 7,978	$ 4,083